TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of allowance for impairment loss of trade and other accounts receivables - Accumulated impairment [member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of allowance for impairment loss of trade and other accounts receivables [Line Items]
Opening balance	$ (100,402)	$ (97,991)	$ (87,909)
Adoption adjustment IFRS 9			(10,524)
Write-offs	30,754	12,569	8,620
(Increase) Decrease	(52,545)	(14,980)	(8,178)
Closing balance	$ (122,193)	$ (100,402)	$ (97,991)